Employee Long Term Incentive Plan	12 Months Ended
Dec. 28, 2013
Contractors [Abstract]
Employee Long Term Incentive Plan

(19) Employee Long Term Incentive Plan

Certain employees of the Company hold Class D unit interests in Parent that provide rights to cash distributions based on a predetermined distribution formula upon the general partner of Parent declaring a distribution.

Certain of the Class D units vest with the passage of time (time-vesting interests) and the remaining vest when certain investment returns are achieved by the investors of Parent (performance-vesting interests). Of the time-vesting-interests, 20% vest on the first anniversary and the remaining 80% vest monthly over a period of four years following the first anniversary date. Units that are not vested in accordance with their terms within eight years are automatically forfeited without consideration.

If the employee leaves the Company, the Company can (1) purchase the vested Class D units for a lump sum payment provided certain conditions have been met or (2) elect to convert all of the employee’s Class D units into a right to receive future distributions capped at a termination amount. The termination amount is determined as an amount equal to the fair market value of the Class D unit holder’s vested interests minus any amounts already distributed to the Class D unit holders respective of those Class D units plus interest on the difference between such fair market value and amounts already distributed. The fair value of the time-vesting Class D units granted in 2013, 2012 and 2011 totaled $1.6 million, $1.1 million and $3.4 million, respectively. The weighted-average grant-date fair value in 2013, 2012 and 2011 was $2,786, $3,761 and $3,876, respectively. The following table summarizes information for the Class D unit interests:

	Time-vesting Interests		Performance-vesting Interests
	Number of units	Weighted average grant- date fair value per unit	Number of units	Weighted average grant- date fair value per unit
Beginning balance—December 29, 2012	1,692	$3,864	4,202	$3,087
Granted	584	2,786	759	2,314
Vested	(772)	3,896	—	—
Forfeited	(2)	3,893	(5)	3,176
Cancelled	(61)	2,208	(79)	1,388

Balance—December 28, 2013	1,441		4,877

The estimated fair value at December 28, 2013 of shares vested during 2013 was $2.2 million. As of year-end 2013 and 2012, the cumulative amount of units vested total 2,531 and 1,732, respectively. The fair value of the Class D units is estimated as of the grant date using Monte Carlo simulations, which requires the input of subjective assumptions, including the expected volatility and the expected term. The following table presents the weighted average assumptions used to estimate the fair value of grants in 2013, 2012 and 2011:

	2013	2012	2011
Class D Units
Risk-free interest rate	0.50%	1.62%	1.71% - 2.39%
Dividend yield	None	None	None
Volatility	58%	47%	42% - 49%
Expected term	4 years	6 - 8 years	6 - 8 years

The risk-free rate is based on the yield at the date of grant of a U.S. Treasury security with a maturity period approximating the expected term. As the Company has no plans to issue regular dividends, a dividend yield of zero was used. The volatility assumption is based on reported data of a peer group of publically traded companies for which historical information was available adjusted for the Company’s capital structure. The expected term is based on expectations about future exercises and represents the period of time that the units granted are expected to be outstanding.

Compensation expense for time-vesting interest granted is based on the grant-date fair value. The Company recognizes these compensation costs on a straight-line basis over the service period, which is generally the vesting period of the award. A forfeiture rate assumption is factored into the compensation cost based on historical forfeitures. Compensation expense for performance-vesting interests would be recognized based on the grant date fair value. However, no compensation expense has been recognized for the performance-vesting interests, as management does not believe it is currently probable that certain investment returns, the performance criteria, will be achieved.

Share-based compensation expense, which is recognized in general and administrative expenses, totaled $2.3 million, $2.5 million and $2.5 million in the years ended December 28, 2013, December 29, 2012 and December 31, 2011, respectively. As of December 28, 2013, unrecognized compensation cost totaled $4.6 million. The weighted average remaining contractual term over which the unrecognized compensation cost is to be recognized is 2.6 years as of year-end 2013.